Share-Based Compensation	9 Months Ended
Sep. 30, 2018
LandStar Inc. and Subsidiaries [Member]
Share-Based Compensation

NOTE 7: SHARE-BASED COMPENSATION

Stock Options

During 2018, the Company granted options to purchase common stock to certain consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the nine-month period ended September 30, 2018:

			Weighted-
			Average
	Available for	Options	Exercise
	Grant	Outstanding	Price
Balance as of January 1, 2018	-	-	$-
Authorization of awards	182,550,551	-	-
Grants of stock options	(182,550,551)	182,550,551	0.0046
Balance as of September 30, 2018	-	182,550,551	$0.0046

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2018:

Weighted-Average
		Remaining	Weighted-
		Contractual Life	Average
	Number of Options	(In Years)	Exercise Price
Outstanding	182,550,551	9.45	$0.0046
Exercisable	-	-	-

The following table summarizes certain information about the stock options outstanding and exercisable as of September 30, 2018:

		Weighted-Average
	Number of Options	Remaining Life	Number of Options
Exercise Price	Outstanding	(In Years)	Exercisable
$0.0080	1,562,500	9.25	-
0.0014	121,428,571	9.34	-
0.0105	2,380,952	9.68	-
0.0106	1,000,000	9.67	-
0.0114	11,030,701	9.67	-
0.0115	14,782,607	9.58	-
0.0141	1,773,050	9.52	-
0.0144	1,666,666	9.64	-
0.0148	844,595	9.50	-
0.0150	1,600,000	9.40	-
0.0179	1,675,978	9.42	-
0.0100	8,737,864	9.84	-
0.0103	3,398,058	9.84	-
0.0070	3,428,572	9.90	-
0.0096	4,166,667	9.92	-
0.0122	3,073,770	9.75	-
	182,550,551		-

As of September 30, 2018, there was approximately $400,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During 2018, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the nonvested restricted stock activity for the nine-month period ended September 30, 2018:

		Weighted-Average
	Shares	Fair Value
Nonvested as of January 1, 2018	-	-
Shares of restricted stock reserved	133,567,651	0.0039
Nonvested as of September 30, 2018	133,567,651	0.0039

Share-based compensation expense for restricted stock grants during the nine months ended September 30, 2018, was approximately $229,250.

As of September 30, 2018, there was approximately $296,000 of total unrecognized compensation cost related to nonvested share-based compensation, which is expected to be recognized over the next year.